Schedule of Supplemental Balance Sheet Information Related to Operating and Financing Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets, net	$ 4,073	$ 199
Right-of-use lease liabilities, current	1,035	44
Right-of-use lease liabilities, noncurrent	3,037	305
Total operating lease liabilities	4,072	349
Machinery and equipment, gross	607	417
Accumulated depreciation	(251)	(173)
Machinery and equipment, net	356	244
Current liabilities	81	72
Noncurrent liabilities	216	142
Total financing lease liabilities	$ 297	$ 214
Operating Lease, Weighted Average Remaining Lease Term	3 years 2 months 12 days	4 years 3 months 18 days
Finance Lease, Weighted Average Remaining Lease Term	3 years 10 months 24 days	3 years 6 months
Operating leases	11.80%	5.90%
Financing leases	12.10%	9.14%